Commitments and Contingencies - Schedule of operating leases (Details) $ in Thousands	Sep. 30, 2021 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2021	$ 751
2022	1,913
2023	1,222
Total of operating leases to be paid	$ 3,886